Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenue	$ 15,507,718	$ 14,058,602	$ 59,745,771	$ 45,320,675
Costs and expenses:
Cost of revenue (exclusive of depreciation and amortization shown separately below)	5,143,559	4,278,200	18,667,419	12,918,041
Product and technology	8,303,274	4,900,258	27,254,765	16,718,467
Sales and marketing	5,161,670	4,692,273	23,508,921	10,731,042
General and administrative	16,514,761	3,005,320	74,361,222	14,400,851
Depreciation and amortization	2,722,450	2,379,308	9,818,985	8,230,623
Total costs and expenses	37,845,714	19,255,359	153,611,312	62,999,024
Operating loss	(22,337,996)	(5,196,757)	(93,865,541)	(17,678,349)
Interest expense, net	3,999,180	748,851	6,158,784	2,667,400
Changes in fair value of derivative liabilities	(7,304,155)	(1,700,221)	(790,693)	1,540,895
Loss (gain) on extinguishment of debt, net			5,157,364	(707,164)
Other expense (income), net	4,609	(498,906)	(668,731)	(429,237)
Loss before income tax expense	(19,037,630)	(3,746,481)	(103,722,265)	(20,750,243)
Income tax expense	120,518	61,691	499,167	305,356
Net loss attributable to Near Intelligence, Inc. and common stockholders	(19,158,148)	(3,808,172)	(104,221,432)	(21,055,599)
Accretion to preference stock redemption value				(13,463,002)
Net loss attributable to common stockholders	(19,158,148)	(3,808,172)	(104,221,432)	(34,518,601)
Net loss attributable to common stockholders, basic and diluted	$ (19,158,148)	$ (3,808,172)	$ (104,221,432)	$ (34,518,601)
Net loss per share attributable to common stockholders, basic and diluted (in Dollars per share)	$ (1.2)	$ (0.49)	$ (1,076.28)	$ (539.42)
Weighted-average number of shares outstanding used to compute net loss per share attributable to common stockholders, basic and diluted (in Shares)	16,004,795	7,747,665	96,835.154	63,992.3
Kludein I Acquisition Corp.
Costs and expenses:
Operating loss			$ (3,900,302)	$ (1,605,912)
Loss before income tax expense			5,406,585	(406,026)
Income tax expense			(374,016)
Net loss attributable to Near Intelligence, Inc. and common stockholders			5,032,569	(406,026)
Formation and operational costs			3,900,302	1,605,912
Transaction costs allocated to warrants				(523,013)
Changes in fair value of derivative liabilities			7,205,710	1,642,290
Change in fair value of Working Capital Loan			341,057
Interest earned on marketable securities held in Trust Account			1,760,120	78,398
Unrealized gain on marketable securities held in Trust Account				2,211
Total other income, net			$ 9,306,887	$ 1,199,886
Kludein I Acquisition Corp. | Class A Common Stock
Costs and expenses:
Net loss per share attributable to common stockholders, basic and diluted (in Dollars per share)			$ 0.28	$ (0.02)
Weighted-average number of shares outstanding used to compute net loss per share attributable to common stockholders, basic and diluted (in Shares)			13,930,350	16,776,099
Kludein I Acquisition Corp. | Class B Common Stock
Costs and expenses:
Net loss per share attributable to common stockholders, basic and diluted (in Dollars per share)			$ 0.28	$ (0.02)
Weighted-average number of shares outstanding used to compute net loss per share attributable to common stockholders, basic and diluted (in Shares)			4,312,500	4,297,047